Cash and cash equivalents and other investments	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents and other investments
6.	Cash and cash equivalents and other investments

Cash and cash equivalents are as follows:

	December 31,
	2 0 2 0	2 0 1 9

Cash	$6,971,175	$898,394
Cash equivalents (1)	756,523	6,548,053
	$7,727,698	$7,446,447

(1)	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.